Intangible Assets, Net	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET
8.
INTANGIBLE ASSETS, NET

Finite-lived intangible assets

	As of December 31, 2023
	Gross carrying value	Accumulated amortization and impairment	Net carrying value
	RMB	RMB	RMB
Intellectual property rights (i)	510,697	(328,218)	182,479
Published mobile games	396,888	(396,888)	—
Trademarks	165,262	(123,378)	41,884
Online literature	116,837	(92,751)	24,086
Domain names	185,558	(130,956)	54,602
Technology	101,000	(101,000)	—
Others	16,829	(10,346)	6,483
	1,493,071	(1,183,537)	309,534

	As of December 31, 2024
	Gross carrying value	Accumulated amortization and impairment	Net carrying value	Net carrying value
	RMB	RMB	RMB	US$
Intellectual property rights (i)	545,324	(352,689)	192,635	26,391
Published mobile games	305,980	(305,980)	—	—
Trademarks	165,262	(127,580)	37,682	5,162
Online literature	46,008	(39,057)	6,951	952
Domain names	185,558	(138,134)	47,424	6,497
Technology	101,000	(101,000)	—	—
Others	16,829	(11,660)	5,169	709
	1,365,961	(1,076,100)	289,861	39,711

(i)
Intellectual property rights include various rights the Company acquired either individually or in a bundle to broadcast, operate, publish, translate, distribute and/or adapt various forms of media, including but not limited to online games, literature and films.

Amortization expense was RMB177,019, RMB179,380 and RMB95,595 (US$13,096) for the years ended December 31, 2022, 2023 and 2024, respectively. Estimated amortization expense relating to the existing intangible assets for each of the next five years is as follows:

	RMB	US$
Within 1 year	80,938	11,088
Between 1 and 2 years	62,296	8,535
Between 2 and 3 years	52,970	7,257
Between 3 and 4 years	45,190	6,191
Between 4 and 5 years	29,694	4,068